Label	Element	Value
Virtus KAR Small-Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Virtus KAR Small-Cap Growth Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund has an investment objective of long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The tables below illustrate the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts in Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Funds.More information on these and other discounts is available: (i) from your financial professional or other financial intermediary; (ii) under “Sales Charges” on page 92 of the fund’s prospectus; (iii) with respect to purchase of shares through specific intermediaries, in Appendix A to the fund’s prospectus, entitled “Intermediary Sales Charge Discounts and Waivers;” and (iv) under “Alternative Purchase Arrangements” on page 97 of the fund’s SAI.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 12% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	12.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts in Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods or continued to hold them. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund pursues long-term capital appreciation in the small capitalization market while seeking to incur less risk than the small capitalization growth market. The fund invests in a select group of small market capitalization companies believed by the fund’s subadviser to possess sustainable competitive advantages at prices the subadviser deems attractive. Although the fund invests primarily in U.S. companies, it may invest in foreign securities and depositary receipts.

Under normal circumstances, the fund invests at least 80% of its assets in common stocks of small market capitalization companies. As of the date of this Prospectus, the fund’s subadviser considers small market capitalization companies for this purpose to be those companies that, at the time of initial purchase, have market capitalizations generally within the range of companies included in the Russell 2000® Growth Index on a rolling three-year basis. On this basis, as of September 30, 2022, the total market capitalization range of companies included in the Russell 2000® Growth Index over the past three years was $5.85 million to $24.9 billion. Generally, the fund invests in approximately 20 to 40 securities at any given time.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal circumstances, the fund invests at least 80% of its assets in common stocks of small market capitalization companies.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The fund may not achieve its objective(s), and it is not intended to be a complete investment program. The value of the fund’s investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the fund’s investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the fund invests can be worse than expected, and investments may fail to perform as the subadviser expects. As a result, the value of your shares may decrease. Purchase and redemption activities by fund shareholders may impact the management of the fund and its ability to achieve its investment objective(s). The principal risks of investing in the fund are identified below.

> Equity Securities Risk. The value of the stocks held by the fund may be negatively affected by the financial market, industries in which the fund invests, or issuer-specific events. Focus on a particular style or in small or medium-sized companies may enhance that risk.

> Limited Number of Investments Risk. Because the fund may have a limited number of securities, it may be more susceptible to factors adversely affecting its securities than a fund with a greater number of securities.

> Depositary Receipts Risk. Investments in foreign companies through depositary receipts may expose the fund to the same risks as direct investments in securities of foreign issuers.

> Foreign Investing Risk. Investing in foreign securities subjects the fund to additional risks such as increased volatility; currency fluctuations; less liquidity; less publicly available information about the foreign investment; and political, regulatory, economic, and market risk.

> Growth Stocks Risk. The fund’s investments in growth stocks may be more volatile than investments in other types of stocks, or may perform differently from the market as a whole and from other types of stocks.

> Market Volatility Risk. The value of the securities in the fund may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be short- or long-term. Local, regional or global events such as war or military conflict (e.g. Russia’s invasion of Ukraine), acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the fund and its investments, including hampering the ability of the fund’s portfolio manager(s) to invest the fund’s assets as intended.

> Redemption Risk. One or more large shareholders or groups of shareholders may redeem their holdings in the fund, resulting in an adverse impact on remaining shareholders in the fund by causing the fund to take actions it would not otherwise have taken.

> Small Market Capitalization Companies Risk. The fund’s investments in small market capitalization companies may be less liquid and more vulnerable to adverse business or economic developments, which may increase the volatility and risk of loss to the fund, as compared with investments in larger, more established companies.

Risk Lose Money [Text]	rr_RiskLoseMoney	If between the time you purchase shares and the time you sell shares the value of the fund’s investments decreases, you will lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the potential risks of investing in the fund. The fund’s past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.

The bar chart shows changes in the fund’s performance from year to year over a 10-year period. The table shows how the fund’s average annual returns compare to those of a broad-based securities market index. Updated performance information is available at virtus.com or by calling 800-243-1574.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the potential risks of investing in the fund.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The Russell 2000® Growth Index is a market capitalization-weighted index of growth-oriented stocks of the smallest 2,000 companies in the Russell universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total-return basis with dividends reinvested. The index is unmanaged and not available for direct investment.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-243-1574
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	virtus.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund’s past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns for Class I Shares
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Returns do not reflect sales charges applicable to other share classes and would be lower if they did.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter:	2020, Q2:	34.45%	Worst Quarter:	2020, Q1:	-17.27%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	Returns reflect deduction of maximum sales charges and full redemption at end of periods shown.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class I Shares; after-tax returns for other classes will vary. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class I Shares; after-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	Returns reflect deduction of maximum sales charges and full redemption at end of periods shown.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The Russell 2000® Growth Index is a market capitalization-weighted index of growth-oriented stocks of the smallest 2,000 companies in the Russell universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total-return basis with dividends reinvested. The index is unmanaged and not available for direct investment.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class I Shares; after-tax returns for other classes will vary. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.

Virtus KAR Small-Cap Growth Fund | Russell 2000® Growth Index
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	(26.36%)
5 Years	rr_AverageAnnualReturnYear05	3.51%
10 Years	rr_AverageAnnualReturnYear10	9.20%
Since Inception	rr_AverageAnnualReturnSinceInception	2.65%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 30, 2018
Virtus KAR Small-Cap Growth Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSGAX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.81%
Distribution and Shareholder Servicing (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.27%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.33%	[1]
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees
1 Year	rr_ExpenseExampleYear01	$ 678
3 Years	rr_ExpenseExampleYear03	948
5 Years	rr_ExpenseExampleYear05	1,239
10 Years	rr_ExpenseExampleYear10	2,063
1 Year	rr_ExpenseExampleNoRedemptionYear01	678
3 Years	rr_ExpenseExampleNoRedemptionYear03	948
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,239
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,063
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(34.23%)
5 Years	rr_AverageAnnualReturnYear05	8.28%
10 Years	rr_AverageAnnualReturnYear10	13.95%
Virtus KAR Small-Cap Growth Fund | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSGCX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[2]
Management Fees	rr_ManagementFeesOverAssets	0.81%
Distribution and Shareholder Servicing (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.06%	[1]
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	The deferred sales charge is imposed on Class C Shares redeemed during the first year only.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees
1 Year	rr_ExpenseExampleYear01	$ 309
3 Years	rr_ExpenseExampleYear03	646
5 Years	rr_ExpenseExampleYear05	1,108
10 Years	rr_ExpenseExampleYear10	2,390
1 Year	rr_ExpenseExampleNoRedemptionYear01	209
3 Years	rr_ExpenseExampleNoRedemptionYear03	646
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,108
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,390
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(30.91%)
5 Years	rr_AverageAnnualReturnYear05	8.72%
10 Years	rr_AverageAnnualReturnYear10	13.76%
Virtus KAR Small-Cap Growth Fund | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PXSGX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.81%
Distribution and Shareholder Servicing (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.26%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.07%	[1]
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees
1 Year	rr_ExpenseExampleYear01	$ 109
3 Years	rr_ExpenseExampleYear03	340
5 Years	rr_ExpenseExampleYear05	590
10 Years	rr_ExpenseExampleYear10	1,306
1 Year	rr_ExpenseExampleNoRedemptionYear01	109
3 Years	rr_ExpenseExampleNoRedemptionYear03	340
5 Years	rr_ExpenseExampleNoRedemptionYear05	590
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,306
Annual Return 2013	rr_AnnualReturn2013	37.49%
Annual Return 2014	rr_AnnualReturn2014	5.59%
Annual Return 2015	rr_AnnualReturn2015	1.62%
Annual Return 2016	rr_AnnualReturn2016	24.25%
Annual Return 2017	rr_AnnualReturn2017	36.99%
Annual Return 2018	rr_AnnualReturn2018	9.09%
Annual Return 2019	rr_AnnualReturn2019	40.26%
Annual Return 2020	rr_AnnualReturn2020	43.28%
Annual Return 2021	rr_AnnualReturn2021	4.34%
Annual Return 2022	rr_AnnualReturn2022	(30.22%)
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	none
Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	34.45%
Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(17.27%)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(30.22%)
5 Years	rr_AverageAnnualReturnYear05	9.80%
10 Years	rr_AverageAnnualReturnYear10	14.89%
Virtus KAR Small-Cap Growth Fund | Class I Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(32.64%)
5 Years	rr_AverageAnnualReturnYear05	7.72%
10 Years	rr_AverageAnnualReturnYear10	13.29%
Virtus KAR Small-Cap Growth Fund | Class I Shares | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	(16.11%)
5 Years	rr_AverageAnnualReturnYear05	8.12%
10 Years	rr_AverageAnnualReturnYear10	12.55%
Virtus KAR Small-Cap Growth Fund | Class R6 Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VRSGX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.81%
Distribution and Shareholder Servicing (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.17%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.98%	[1]
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees
1 Year	rr_ExpenseExampleYear01	$ 100
3 Years	rr_ExpenseExampleYear03	312
5 Years	rr_ExpenseExampleYear05	542
10 Years	rr_ExpenseExampleYear10	1,201
1 Year	rr_ExpenseExampleNoRedemptionYear01	100
3 Years	rr_ExpenseExampleNoRedemptionYear03	312
5 Years	rr_ExpenseExampleNoRedemptionYear05	542
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,201
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(30.16%)
Since Inception	rr_AverageAnnualReturnSinceInception	8.48%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 30, 2018

[1]

Not included in the table are extraordinary proxy expenses. If such amounts were reflected in this table, the Total Annual Fund Operating Expenses After Expense Reduction/Reimbursement would have been 1.34% for Class A Shares, 2.07% for Class C Shares, 1.08% for Class I Shares and 0.99% for Class R6 Shares.

[2]	The deferred sales charge is imposed on Class C Shares redeemed during the first year only.